Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items	SFr 485	SFr 4,677	SFr 1,523
Derivatives designated as hedging instruments	(557)	(4,355)	(1,448)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(347)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	407	(474)	(314)
Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(299)	1,018	7
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	14	(56)	(9)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	3	(60)	34
Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	3	(60)	34
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(497)	(15)	51
Net investment hedges | Foreign exchange derivatives | Other Income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	SFr 4	SFr 0	SFr 0